Bank Borrowings (Details) - Schedule of Maturities of the Bank Borrowings - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Maturities of the Bank Borrowings [Abstract]
2025	$ 171,144
2026	72,640
2027	9,308
Total bank borrowings repayments	253,092
Less: imputed interest	(7,708)
Total	$ 245,384	$ 388,869